Commitments and Contingencies (Details) - USD ($)	May 11, 2023	Aug. 06, 2021	Dec. 31, 2024	Dec. 31, 2023
Litigation
Severance benefits payable			$ 1,200,000
Purchase commitments			400,000
Cowen and Company
Litigation
Service fees sought		$ 1,350,000
Agreed settlement amount	$ 1,350,000
Litigation settlement, interest percent	9.00%
Litigation settlement, attorney fees payable	$ 675,000
Litigation settlement, attorney fees to be paid up front	275,000
Litigation settlement, attorney fees to be paid after six months	200,000
Litigation settlement, attorney fees to be paid after twelve months	$ 200,000
Accrued liabilities
Litigation
Accrued performance bonuses			$ 425,000	$ 15,000